Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	000-51808
Entity Registrant Name	ATHENA GOLD CORPORATION
Entity Central Index Key	0001304409
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	Suite 204, 1497 Martin St.
Entity Address, City or Town	White Rock
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V4B3WB
Title of 12(g) Security	Common Stock, no par value
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	31,567,535
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	false
Auditor ID	731
Auditor ID	DAVIDSON & COMPANY LLP
Auditor ID	Vancouver, Canada
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Suite 204, 1497 Martin St.
Entity Address, City or Town	White Rock
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V4B3WB
City Area Code	416
Local Phone Number	846-6164
Contact Personnel Name	Koby Kushner
Contact Personnel Email Address	kobykushner@athenagoldcorp.com